SEGMENT AND GEOGRAPHICAL INFORMATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Property and equipment, net	$ 6,276	$ 5,710
Israel [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 4,216	$ 3,956